Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Osisko Gold Royalties LTD
Entity Central Index Key	0001627272
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Common Stock, Shares Outstanding	167,165,341
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes